Acquisition and Disposition Activity (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Assets Acquired under Business Acquisitions

As part of the acquisitions, LTC also acquired or created the following other assets:

(Dollars in thousands)	The Title Company LLC	Louisiana Abstract and Title LLC
Goodwill	$221	$155
Non-compete agreement	63	100
Title plant	14	9
Other intangible assets	75	130
Other assets	3	6

Total Assets	$376	$400

Supplemental Pro Forma Information

The following unaudited pro forma information for the year ended December 31, 2013 reflects the Company’s estimated consolidated results of operations as if the acquisitions of Trust One-Memphis, Teche, and First Private occurred at January 1, 2013, unadjusted for potential cost savings and preliminary purchase price adjustments.

(Dollars in thousands, except per share data)	2013	2012
Interest and non-interest income	$669,607	$687,279
Net income	74,624	86,473
Earnings per share - basic	2.26	2.63
Earnings per share - diluted	2.26	2.63

Schedule of Branch Closure Costs

The following table shows the costs the Company incurred that are included in its consolidated statements of comprehensive income for the years indicated. Costs associated with branch dispositions for the year ended December 31, 2014 were immaterial.

	For the Years Ended December 31,
(Dollars in thousands)	2013	2012
Employee termination	$299	$477
Accelerated depreciation	1,033	576
Contract termination	659	20
Impairment	4,941	2,743

	$6,932	$3,816

Teche [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable

The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,498,007	$156,026

Total equity consideration		156,026

Non-Equity consideration
Cash		714

Total consideration paid		156,740
Fair value of net assets assumed including identifiable intangible assets		76,311

Goodwill		$80,429

Schedule of Business Acquisitions, by Acquisition

Teche	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$71,611	$—		$71,611
Investment securities	24,077	1,092	(1)	25,169
Loans	716,327	(15,869	) (2)	700,458
Other real estate owned	329	(153	) (3)	176
Core deposit intangible	—	7,440	(4)	7,440
Deferred tax asset	1,057	4,835	(5)	5,892
Other assets	56,730	(5,653	) (6)	51,077

Total Assets	$870,131	$(8,308)		$861,823

Liabilities
Interest-bearing deposits	$520,446	$902	(7)	$521,348
Non-interest-bearing deposits	118,256	—		118,256
Borrowings	134,228	6,304	(8)	140,532
Other liabilities	5,376	—		5,376

Total Liabilities	$778,306	$7,206		$785,512

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Teche’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The amount represents the adjustment of the book value of Teche loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(3)	The amount represents the adjustment to the book value of Teche’s OREO to their estimated fair value on the date of acquisition.
(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.
(5)	The amount represents the deferred tax asset recognized on the fair value adjustment of Teche acquired assets and assumed liabilities.
(6)	The amount represents the adjustment of the book value of Teche’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value, as well as the fair value of mortgage servicing rights created in the acquisition.
(7)	The adjustment is necessary because the weighted average interest rate of Teche’s deposits exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce future interest expense over the life of the portfolio, which is estimated at 85 months.
(8)	The adjustment represents the adjustment of the book value of Teche’s borrowings to their estimated fair value based on current interest rates and the credit characteristics inherent in the liability.

First Private [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable

The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	847,509	$58,639

Total equity consideration		58,639

Non-Equity consideration
Cash		1

Total consideration paid		58,640
Fair value of net assets assumed including identifiable intangible assets		32,387

Goodwill		$26,253

Schedule of Business Acquisitions, by Acquisition

First Private	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$26,621	$—		$26,621
Investment securities	18,920	297	(1)	19,217
Loans	300,177	(910	) (2)	299,267
Other real estate owned	—	—		—
Core deposit intangible	—	506	(3)	506
Deferred tax asset	530	122	(4)	652
Other assets	5,148	—		5,148

Total Assets	$351,396	$15		$351,411

Liabilities
Interest-bearing deposits	$261,713	$220	(5)	$261,933
Non-interest-bearing deposits	50,334	—		50,334
Borrowings	6,451	—		6,451
Other liabilities	306	—		306

Total Liabilities	$318,804	$220		$319,024

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of First Private’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The amount represents the adjustment of the book value of First Private loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(3)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.
(4)	The amount represents the deferred tax asset recognized on the fair value adjustment of First Private acquired assets and assumed liabilities.
(5)	The adjustment is necessary because the weighted average interest rate of First Private’s deposits exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce future interest expense over the life of the portfolio, which is estimated at 39 months.

Trust One- Memphis [Member]
Schedule of Business Acquisitions, by Acquisition

The acquired assets and liabilities, as well as the preliminary adjustments to record the assets and liabilities at their estimated fair values, are presented in the following tables.

Trust One- Memphis	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$92,060	$—		$92,060
Loans	88,179	(1,726	) (1)	86,453
Other real estate owned	1,325	—		1,325
Core deposit intangible	—	2,597	(2)	2,597
Other assets	368	—		368

Total Assets	$181,932	$871		$182,803

Liabilities
Interest-bearing deposits	$164,942	$—		$164,942
Non-interest-bearing deposits	26,373	—		26,373
Deferred tax liability	—	—		—
Other liabilities	84	—		84

Total Liabilities	$191,399	$—		$191,399

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Trust One-Memphis loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(2)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.